UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

ADOBE SYSTEMS, INC.

Ticker Symbol:ADBE	Cusip Number:00724F101
Record Date: 2/25/2011	Meeting Date: 4/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class II Director: Robert K. Burgess	For	Issuer	For	With
1B	Election of Class II Director: Daniel Rosensweig	For	Issuer	For	With
1C	Election of Class II Director: Robert Sedgewick	For	Issuer	For	With
2	Approval of the amendment of the 1997 Employee Stock Purchase Plan to increase the share reserve by 17 million shares.	For	Issuer	For	With
3	Approval of the adoption of the 2011 Executive Cash Performance Bonus Plan.	For	Issuer	For	With
4	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending on December 2, 2011.	For	Issuer	For	With
5	Approval of the Certificate of Amendment to the Restated Certificate of Incorporation to eliminate our classified board structure.	Abstained	Issuer	For	N/A
6	Advisory vote to approve the resolution on the compensation of the named executive officers.	Abstained	Issuer	For	N/A
7	Advisory vote on the frequency of future advisory votes to approve a resolution on the compensation of the named executive officers. 1yr	For	Issuer	For	With

AMERICAN CAPITAL, LTD.

Ticker Symbol:ACAS	Cusip Number:02503Y103
Record Date: 7/22/2010	Meeting Date: 9/15/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Mary C. Baskin	For	Issuer	For	With
1B	Election of Director: Neil M. Hahl	For	Issuer	For	With
1C	Election of Director: Philip R. Harper	For	Issuer	For	With
1D	Election of Director: John A. Koskinen	For	Issuer	For	With
1E	Election of Director: Stan Lundine	For	Issuer	For	With
1F	Election of Director: Kenneth D. Peterson	For	Issuer	For	With
1G	Election of Director: Alvin N. Puryear	For	Issuer	For	With
1H	Election of Director: Malon Wilkus	For	Issuer	For	With
2	Approval of the 2010 Disinterested Director Stock Option Plan.	For	Issuer	For	With
3	Approval of the ability to issue a limited number of convertible securities.	For	Issuer	For	With
4	Ratification of appointment of Ernst & Young LLP as independent public accountants for the year ending December 31, 2010.	For	Issuer	For	With

A-POWER ENERGY GENERATION SYSTEMS,

Ticker Symbol:APWR	Cusip Number:G04136100
Record Date: 9/20/2010	Meeting Date: 10/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve the issuance of any common shares issuable pursuant to the terms of the Company's warrants in accordance with NASDAQ Marketplace Rule 5635(D).	For	Issuer	For	With

BIOLASE TECHNOLOGY, INC.

Ticker Symbol:BLTI	Cusip Number:90911108
Record Date: 3/15/2011	Meeting Date: 5/5/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Federico Pignatelli	For	Issuer	For	With
1B	Election of Director: Dr. Alex K. Arrow	For	Issuer	For	With
1C	Election of Director: Dr. Norman J. Nemoy	For	Issuer	For	With
1D	Election of Director: Gregory E. Lichtwardt	For	Issuer	For	With
2	To approve the amendment to the 2002 Stock Incentive Plan.	For	Issuer	For	With
3	To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

BROCADE COMMUNICATIONS SYSTEMS, INC

Ticker Symbol:BRCD	Cusip Number:111621306
Record Date: 2/18/2011	Meeting Date: 4/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: John Gerdelman	Against	Issuer	For	Against
1B	Election of Director: Glenn Jones	For	Issuer	Against	Against
1C	Election of Director: Michael Klayko	Against	Issuer	For	Against
2	Approval of the non-binding advisory resolution regarding executive compensation	Against	Issuer	For	Against
3	Approval of the non-binding advisory resolution regarding the frequency of the non-binding vote on executive compensation. 3yr	Split	Issuer	For	With/Against
4	Ratification of the appointment of KPMG LLP as the independent registered public accountants of Brocade Communications Systems, Inc. for the fiscal year ending October 29, 2011	Against	Issuer	For	Against

CAL MAINE FOODS, INC.

Ticker Symbol:CALM	Cusip Number:128030202
Record Date: 8/26/2010	Meeting Date: 10/15/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Fred R. Adams, Jr., 02-Richard K. Looper, 03-Adolphus B. Baker, 04-Timothy A. Dawson, 05-Letitia C. Hughes, 06-James E. Poole, 07-Steve W. Sanders	For	Issuer	For	With
2	Ratification of Frazer Frost LLP as independent auditors of the Company.	For	Issuer	For	With
3	Adoption of the resolution proposed by the Humane Society of the United States concerning disclosure by the Company of political contributions.	For	Stockholder	Against	Against

CHINA DIRECT INDUSTRIES, INC.

Ticker Symbol:CDII	Cusip Number:169384203
Record Date: 2/28/2011	Meeting Date: 4/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Dr. Y. (James)Wang, 02-Mr. David Barnes, 03-Mr. Sheldon Steiner, 04-Mr. Yuwei Huang, 05-Dr. Philip Y. Shen, 06-Mr. Adam Wasserman	Against	Issuer	For	Against
2	Approval of the issuance of our common stock in connection with the equity transfer agreement to acquire an 80% interest in Taiyuan Ruiming Yiwei Magnesium Industry Co., Ltd.	Against	Issuer	For	Against
3	Advisory vote on executive compensation.	Against	Issuer	For	Against
4	Advisory vote on frequency of executive compensation vote.	For	Issuer	For	With
5	To ratify the appointment of Sherb & Co., LLP as our independent registered public accountants.	Against	Issuer	For	Against

CIENA CORP

Ticker Symbol:CIEN	Cusip Number:171779309
Record Date: 1/26/2011	Meeting Date: 3/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Harvey B. Cash	For	Issuer	For	With
1B	Election of Director: Judith m. O'Brien	For	Issuer	For	With
1C	Election of Director: Gary B. Smith	For	Issuer	For	With
2	Approval of an increase in the number of shares of our common stock that may be issued upon conversion of our outstanding 4.0% convertible senior notes due 2015.	For	Issuer	For	With
3	Ratification of the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending October 31, 2011.	For	Issuer	For	With
4	Advisory vote on our executive compensation, as described in these proxy materials.	For	Issuer	For	With
5	Advisory vote on the frequency of stockholder advisory votes on our executive compensation in the future. 1Yr	Split	Issuer	For	With/Against

CIRRUS LOGIC, INC.

Ticker Symbol:CRUS	Cusip Number:172755100
Record Date: 5/26/2010	Meeting Date: 7/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Michael L. Hackworth, 02-John C. Carter, 03-Timothy R. Dehne, 04-D. James Guzy, 05-Jason P. Rhode, 06-William D. Sherman, 07-Robert H. Smith	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending March 26, 2011.	For	Issuer	For	With

CLEAN ENERGY FUELS, CORP.

Ticker Symbol:CLNE	Cusip Number:184499101
Record Date: 3/28/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Andrew J. Littlefair, 02-Warren I. Mitchell, 03-John S. Herrington, 04-James C. Miller, III, 05-Boone Pickens, 06-Kenneth M. Socha, 07-Vincent C. Taormina	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	Advisory, non-binding vote on executive compensation.	For	Issuer	For	With
4	To recommend, by advisory, non-binding vote, the frequency of votes on executive compensation.	For	Issuer	For	With
5	Approval of amendment to Amended and Restated 2006 Equity Incentive Plan to increase the aggregate number of shares under the Plan by 3,000,000.	For	Issuer	For	With
6	Approval of amendment to Director's Warrant.	For	Issuer	For	With

COINSTAR, INC.

Ticker Symbol:CSTR	Cusip Number:19259P300
Record Date: 4/4/2011	Meeting Date: 6/1/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Deborah L. Bevier	For	Issuer	For	With
1B	Election of Director: David M. Eskenazy	For	Issuer	For	With
1C	Election of Director: Robert D. Sznewajs	For	Issuer	For	With
2	Approve the Coinstar, Inc. 2011 Incentive Plan.	For	Issuer	For	With
3	Approve the advisory resolution on the compensation of the Company's named executive officers.	Abstained	Issuer	For	N/A
4	Advisory vote on the frequency of future advisory votes on the compensation of the Company's named executive officers.	For	Issuer	For	With
5	Ratify appointment of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

COMBINATORX, INC.

Ticker Symbol:CRXX	Cusip Number:20010A103
Record Date: 7/12/2010	Meeting Date: 9/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Mark Corrigan, 02-Sally Crawford, 03-Michael Kauffman	For	Issuer	For	With
2	To authorize an amendment to the Sixth Amended and Restated Certificate of Incorporation to change the name of the company to Zalicus Inc.	For	Issuer	For	With
3	To ratify the appointment by the Audit Committee of the Board of Directors of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With

CROCS, INC.

Ticker Symbol:CROX	Cusip Number:227046109
Record Date: 4/29/2011	Meeting Date: 6/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Thomas J. Smach, 02-John P. McCarvel	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2011.	For	Issuer	For	With
3	Approval of the amendment and restatement of our 2007 Equity Incentive Plan.	For	Issuer	For	With
4	Advisory vote on the compensation of our named executive officers.	For	Issuer	For	With
5	Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.	Split	Issuer	N/A	With/Against

DIVX, INC.

Ticker Symbol:DIVX	Cusip Number:255413106
Record Date: 8/16/2010	Meeting Date: 10/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the agreement and plan of merger by and among Sonic Solutions, Siracusa Merger Corporation, Siracusa Merger LLC and DivX, Inc. dated June 1, 2010 as the same may be amended from time to time.	For	Issuer	For	With
2	To approve any motion to adjourn or postpone the special meeting to a later date or dates, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve Proposal 1, above.	For	Issuer	For	With

EASTMAN KODAK COMPANY

Ticker Symbol:EK	Cusip Number:277461109
Record Date: 3/14/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Richard S. Braddock, 1b. Herald Y. Chen, 1c. Adam H. Clammer, 1d. Timothy M. Donahue, 1e. Michael J. Hawley, 1f. William H. Hernandez, 1g. Douglas R. Lebda, 1h. Kyle P. Legg, 1i. Delano E. Lewis, 1j. William G. Parrett, 1k. Antonio M. Perez, 1l. Joel Seligman, 1m. Dennis F. Strigl, 1n. Laura D'Andrea Tyson	Against	Issuer	For	With
2	Ratification of the Audit Committee's Selection of PricewaterhouseCoopers LLP as our independent Registered Public Accounting Firm.	Against	Issuer	For	With
3	Advisory Vote on the Compensation of our Named Executive Officers.	Against	Issuer	For	With
4	Advisory Vote on the Frequency of the Advosory Vote on the Compensation of our Named Executive Officers.	For	Issuer	For	With

ENDO PHARMACEUTICALS HOLDINGS, INC.

Ticker Symbol:ENDP	Cusip Number:29264F205
Record Date: 4/15/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-John J. DeLucca, 02-David P. Holveck, 03-Nancy J. Hutson, Ph.D., 04-Michael Hyatt, 05-Roger H. Kimmel, 06-William P. Montague, 07-D.B. Nash, M.D., M.B.A., 08-Joseph C. Scodari, 09-William F. Spengler	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2011.	For	Issuer	For	With
3	To approve, by advisory vote, named executive officer compensation.	For	Issuer	For	With
4	To approve, by advisory vote, the frequency of future advisory votes on named executive officer compensation.	For	Issuer	For	With
5	To approve the Company's Employee Stock Purchase Plan.	For	Issuer	For	With

ENERGY CONVERSION DEVICES, INC.

Ticker Symbol:ENER	Cusip Number:292659109
Record Date: 10/15/2010	Meeting Date: 12/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Joseph A. Avila, 02-Alan E. Barton,03-Robert I. Frey, 04-William J. Ketelhut, 05-Mark D. Morelli, 06-Stephen Rabinowitz, 07-George A. Schreiber, Jr	For	Issuer	For	With
2	Ratification of the appointment of Grant Thornton LLP as independent registered public accounting firm for the fiscal year ending June 30, 2011.	For	Issuer	For	With
3	Approval of the 2010 Omnibus Incentive Compensation Plan.	For	Issuer	For	With
4	Approval of the amendment to the Company's Restated Certificate of Incorporation that would increase the number of shares of common stock that are authorized for issuance from 100,000,000 to 150,000,000.	For	Issuer	For	With

ENTEGRIS, INC.

Ticker Symbol:ENTG	Cusip Number:29362U104
Record Date: 3/18/2011	Meeting Date: 5/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Gideon Argov, 02-Michael A. Bradley, 03-Marvin D. Burkett, 04-R. Nicholas Burns, 05-Daniel W. Christman, 06-Roger D. McDaniel, 07-Paul L.H. Olson, 08-Brian F. Sullivan	For	Issuer	For	With
2	Ratify appointment of KPMG LP as Entegris' independent registered public accounting firm for 2011.	For	Issuer	For	With
3	Approval of the compensation paid to Entegris, Inc.'s named executive officers (advisory vote).	For	Issuer	For	With
4	To recommend, by non-binding vote, the frequency of executive compensation votes.	Split	Issuer	N/A	N/A

FUELCELL ENERGY, INC.

Ticker Symbol:FCEL	Cusip Number:35952H106
Record Date: 2/15/2011	Meeting Date: 4/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Arthur A. Bottone, 02-Richard A. Bromley, 03-James Herbert England, 04-James D. Gerson, 05-William A. Lawson, 06-George K. Petty, 07-John A. Rolls, 08-Togo Dennis West, Jr.	For	Issuer	For	With
2	To ratify the selection of the independent registered public accounting firm for fiscal 2011.	For	Issuer	For	With
3	To amend the Fuelcell Energy, Inc. Amended and Restated Section 423 Stock Purchase Plan.	For	Issuer	For	With
4	To amend the Fuelcell Energy, Inc. Articles of Incorporation increasing its authorized common stock from 150,000,000 to 225,000,000 shares.	For	Issuer	For	With
5	To vote, on an advisory basis, on the compensation of the Company's named executive officers as set forth in the executive compensation section of this proxy statement.	For	Issuer	For	With
6	To vote, on an advisory basis, on the frequency with which future advisory votes on the compensation of the Company's named executive officers will be conducted. 3yr	For	Issuer	For	With

GEEKNET, INC.

Ticker Symbol:LNUX	Cusip Number:36846Q104
Record Date: 9/9/2010	Meeting Date: 10/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To (A) approve amendments to Amended and Restated Certificate of Incorporation, which would effect reverse stock split of outstanding common stock at a reverse split ratio of one for ten, reduce total number of shares of common stock and preferred stock, (B) authorize the Board to file a Certificate of Amendment to Amended and Restated Certificate of Incorporation.	For	Issuer	For	With

H&R BLOCK, INC.

Ticker Symbol:HRB	Cusip Number:093671105
Record Date: 7/27/2010	Meeting Date: 9/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors. 1a. Alan M. Bennett; 1b. Richard C. Breeden; 1c. William C. Cobb; 1d. Robert A. Gerard; 1e. Len J. Lauer; 1f. David B. Lewis; 1g. Bruce C. Rohde; 1h. Tom D. Seip; 1i. L. Edward Shaw, Jr.; 1j. Christianna Wood	For	Issuer	For	With
10	The ratification of the appointment of Deloitte & Touche LLP as the Company's independent accountants for the fiscal year ending April 30, 2011.	For	Issuer	For	With
2	The approval of an advisory proposal on the Company's executive pay-for-performance compensation policies and procedures.	For	Issuer	For	With
3	The approval of an amendment to the 2003 Long-Term Executive Compensation Plan to increase the aggregate number of shares of Common Stock issuable under the Plan by 10,000,000 shares (from 14,000,000 shares to 24,000,000 shares).	For	Issuer	For	With
4	The approval of the material terms of performance goals under the Executive Performance Plan.	For	Issuer	For	With
5	A shareholder proposal to adopt a simple majority voting standard.	For	Stockholder	For	With
6	The approval of an amendment to the Company's Amended and Restated Articles of Incorporation to reduce the supermajority voting requirement to call a special meeting of the Company's shareholders.	For	Issuer	For	With
7	The approval of an amendment to the Company's Amended and Restated Articles of Incorporation to reduce the supermajority voting requirement related to the removal of directors.	For	Issuer	For	With
8	The approval of an amendment to the Company's Amended and Restated Articles of Incorporation to reduce the supermajority voting requirement related to amendments to the Company's Articles of Incorporation and Bylaws.	For	Issuer	For	With
9	The approval of an amendment to the Company's Amended and Restated Articles of Incorporation to reduce the supermajority voting requirement regarding the related person transaction provision.	For	Issuer	For	With

IMAX CORPORATION

Ticker Symbol:IMAX	Cusip Number:45245E109
Record Date: 4/4/2011	Meeting Date: 6/1/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01-Eric A. Demirian, 02-David W. Leebron, 03-Martin Pompadur, 04-Marc A. Utay	For	Issuer	For	With
2	In respect of the appointment of PriceWaterHouseCoopers LLP as auditors of the Company and authorizing the Directors to fix their remuneration.	For	Issuer	For	With
3	Advisory resolution to approve the compensation of the named executive officers as disclosed in the accompanying proxy circular and proxy statement.	For	Issuer	For	With
4	Advisory resolution on the frequency of future advisory votes on executive officer compensation.	Split	Issuer	N/A	N/A

JETBLUE AIRWAYS CORPORATION

Ticker Symbol:JBLU	Cusip Number:477143101
Record Date: 3/31/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-David Barger, 02-Jens Bischof, 03-Peter Boneparth, 04-David Checketts, 05-Virginia Gambale, 06-Stephan Gemkow, 07-Stanley McChrystal, 08-Joel Peterson, 09-Ann Rhoades, 10-Frank Sica	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	To approve the JetBlue Airways Corporation 2011 Incentive Compensation Plan.	For	Issuer	For	With
4	To approve the JetBlue Airways Corporation 2011 Crewmember Stock Purchase Plan.	For	Issuer	For	With
5	To approve an advisory resolution on executive compensation.	Abstained	Issuer	For	N/A
6	To conduct an advisory vote on the frequency of future advisory votes on executive compensation.	Split	Issuer	N/A	With/Against

LDK SOLAR CO. LTD.

Ticker Symbol:LDK	Cusip Number:50183L107
Record Date: 9/20/2010	Meeting Date: 10/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	To adopt and approve the Annual Report of the Company.	For	Issuer	For	With
O2	To re-elect Mr. Xiaofeng Peng as a director of the Company for a term of three years.	For	Issuer	For	With
O3	To re-elect Mr. Louis T. Hsieh as an independent director of the Company for a term of three years.	For	Issuer	For	With
O4	To re-elect Mr. Junwu Liang as an independent director of the Company for a term of three years.	For	Issuer	For	With
O5	To approve the appointment of KPMG as the Company's outside auditors to examine its accounts for the fiscal year of 2010.	For	Issuer	For	With

MARVELL TECHNOLOGY GROUP LTD.

Ticker Symbol:MRVL	Cusip Number:G5876H105
Record Date: 5/20/2010	Meeting Date: 7/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A1A	Election of Director: Dr. Ta-Lin Hsu	For	Issuer	For	With
A1B	Election of Director: Dr. John G. Kassakian	For	Issuer	For	With
A2	To approve amendment to Bye-law [sic] 12 of the Company's Bye-laws.	For	Issuer	For	With
A3	To approve amendment to Bye-law 44 of the Company's Bye-laws.	For	Issuer	For	With
A4	To approve the Executive Performance Incentive Plan.	For	Issuer	For	With
A5	To approve amendment to Amended and Restated 1995 Stock Option Plan.	For	Issuer	For	With
A6	To re-appoint Pricewaterhousecoopers LLP as our auditors and independent registered public accounting firm, and to authorize the Audit Committee, acting on behalf of the Board of Directors, to fix the remuneration of the auditors and independent registered public accounting firm, in both cases for the fiscal year ending January 29, 2011.	For	Issuer	For	With

MEMC ELECTRONIC MATERIALS, INC.

Ticker Symbol:WFR	Cusip Number:552715104
Record Date: 2/28/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Peter Blackmore	For	Issuer	For	With
1B	Election of Director: Ahmad R. Chatila	For	Issuer	For	With
1C	Election of Director: Marshall Turner	For	Issuer	For	With
2	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2011.	For	Issuer	For	With
3	Non-binding advisory vote on executive compensation.	For	Issuer	For	With
4	Non-binding advisory vote on the frequency of future advisory votes on executive compensation. 3yr	For	Issuer	For	With
5	Approval of shareholder proposal to elect each director annually.	For	Stockholder	Against	Against

NETFLIX, INC.

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 4/5/2011	Meeting Date: 6/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Reed Hastings, 02-Jay C. Hoag, 03-A. George (Skip) Battle	Abstained	Issuer	For	N/A
2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2011.	For	Issuer	For	With
3	To approve our 2011 Stock Plan.	For	Issuer	For	With
4	To receive a non-binding advisory vote on executive officer compensation.	For	Issuer	For	With
5	To receive, by non-binding vote, the frequency of executive compensation votes.	For	Issuer	For	With
6	Consideration of a stockholder proposal if properly brought before the meeting regarding majority voting.	For	Stockholder	Against	Against

NVIDIA CORPORATION

Ticker Symbol:NVDA	Cusip Number:67066G104
Record Date: 3/21/2011	Meeting Date: 5/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Harvey C. Jones, 1b. William J. Miller	For	Issuer	For	With
2	To amend our Certificate of Incorporation to declassify the board of directors such that all directors are elected on an annual basis by 2014.	For	Issuer	For	With
3	An advisory vote on executive compensation.	For	Issuer	For	With
4	An advisory vote on the frequency of holding an advisory vote on executive compensation.	For	Issuer	For	With
5	To ratify the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 29, 2012.	For	Issuer	For	With

ONYX PHARMACEUTICALS, INC.

Ticker Symbol:ONXX	Cusip Number:683399109
Record Date: 3/28/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-N. Anthony Coles, M.D., 02-Magnus Lundberg, 03-William R. Ringo	For	Issuer	For	With
2	To approve an amendment to the Company's Certificate of Incorporation to increase the number of authorized shares of common stock from 100,000,000 to 200,000,000 shares.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of the Company's named executive officers, as disclosed in this proxy statement.	For	Issuer	For	With
4	To indicate, on an advisory basis, the preferred frequency of stockholder advisory votes on the compensation of the Company's named executive officers.	Split	Issuer	N/A	N/A
5	To ratify the selection by the Audit Committee of the Board of Directors of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

PLUG POWER INC.

Ticker Symbol:PLUG	Cusip Number:72919P103
Record Date: 3/31/2011	Meeting Date: 5/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Larry G. Garberding	For	Issuer	For	With
2	The approval of the Company's second Certificate of Amendment of Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company's common stock.	For	Issuer	For	With
3	The approval of the 2011 Stock Option and Incentive Plan.	For	Issuer	For	With
4	The approval of an advisory resolution regarding the compensation of the Company's named executive officers.	For	Issuer	For	With
5	The approval of an advisory proposal regarding the frequency at which the Company should include an advisory vote regarding the compensation of the Company's named executive officers in its proxy statement for stockholder consideration.	Split	Issuer	N/A	With/Against

POWER ONE, INC.

Ticker Symbol:PWER	Cusip Number:73930R102
Record Date: 3/7/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Kendall R. Bishop, 02-Jon Gacek, 03-Kambiz Hooshmand, 04-Mark Melliar-Smith, 05-Richard M. Swanson, 06-Richard J. Thompson, 07-Jay Walters	Abstained	Issuer	For	N/A
2	Advisory resolution on named executive officer compensation.	For	Issuer	For	With
3	Advisory vote on the frequency of future advisory votes on named executive officer compensation.	For	Issuer	For	With
4	Amendment to the Amended and Restated Power-One, Inc. 2004 Stock Incentive Plan.	For	Issuer	For	With
5	Ratification of the appointment of Deloitte & Touche LLP as Power-One's independent auditors for the Company for fiscal 2011.	For	Issuer	For	With

QIAO XING UNIVERSAL REOURCES, INC.

Ticker Symbol:XING	Cusip Number:G7303A109
Record Date: 10/29/2010	Meeting Date: 12/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-R.L. Wu, 02-X.F. Shi, 03-Z.Y. Mu, 04-Y.H. Zhang, 05-E. Tsai	For	Issuer	For	With

QUALCOMM, INC.

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/10/2011	Meeting Date: 3/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Barbara T. Alexander, 02-Stephen M. Bennett, 03-Donald G. Cruickshank, 04-Raymond V. Dittamore, 05-Thomas W. Horton, 06-Irwin Mark Jacobs, 07-Paul E. Jacobs, 08-Robert E. Kahn, 09-Sherry Lansing, 10-Duane A. Nelles, 11-Francisco Ros, 12-Brent Scowcroft, 13-Marc I. Stern	Abstained	Issuer	For	N/A
2	To approve the 2006 Long-term Incentive Plan, as amended, which includes an increase in the share reserve by 65,000,000 shares.	For	Issuer	For	With
3	To approve an amendment to the 2001 Employee Stock Purchase Plan to increase the share reserve by 22,000,000 shares.	For	Issuer	For	With
4	To ratify the selection of Pricewaterhousecoopers LLP as our independent public accountants for our fiscal year ending September 25, 2011.	For	Issuer	For	With
5	To hold an advisory vote on executive compensation.	For	Issuer	For	With
6	To hold an advisory vote on the frequency of future advisory votes on executive compensation.	Split	Issuer	For	With/Against
7	To act on a stockholder proposal, if properly presented at the annual meeting.	For	Stockholder	Against	Against

REALNETWORKS, INC.

Ticker Symbol:RNWK	Cusip Number:75605L104
Record Date: 9/3/2010	Meeting Date: 10/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Kalpana Raina*, 02-Janice Roberts*, 03-Dominique Trempont*, 04-Edward Bleier**, 05-Eric A. Benhamou***, 06-Robert Kimball***	For	Issuer	For	With
2	Proposal to approve amendments to the Realnetworks, Inc. 2007 Employee Stock Purchase Plan to authorize an additional 2,000,000 shares of the Company's common stock for issuance pursuant to the 2007 Employee Stock Purchase Plan.	For	Issuer	For	With
3	Ratification of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

RENESOLA LTD.

Ticker Symbol:SOL	Cusip Number:75971T103
Record Date: 7/13/2010	Meeting Date: 8/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive, consider & approve the financial statements for the year ended 31 December 2009, together with reports of auditors.	For	Issuer	For	With
2	To re-elect Martin Bloom as a director of the Company, who is retiring by rotation and offering himself for re-election in accordance with the Company's Articles of Association.	For	Issuer	For	With
3	To authorise the Directors to re-appoint Deloitte Touche Tohmatsu as auditors of the Company to hold office until the conclusion of next general meeting at which accounts are laid.	For	Issuer	For	With
4	To authorise the Directors to determine the remuneration of the auditors.	For	Issuer	For	With
5	That the maximum number of shares the Company is authorised to issue be increased from 250,000,000 shares of no par value to 500,000,000 shares of no par value having the rights set out in the Memorandum and Articles of Association.	For	Issuer	For	With
6	That the 2007 Share Incentive Plan be amended so as to increase the number of reserved shares which may be issued in accordance with the rules of the 2007 Share Incentive Plan from 7,500,000 shares of no par value to 12,500,000 shares of no par value.	For	Issuer	For	With
7	That the admission of the shares of no par value trading on AIM, a market operated by London Stock Exchange PLC, be cancelled.	For	Issuer	For	With

RENTECH, INC.

Ticker Symbol:RTK	Cusip Number:760112102
Record Date: 3/24/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Michael S. Burke, 02-Gen. Wesley K. Clark, 03-Ronald M. Sega, 04-Dennis L. Yakobson	For	Issuer	For	With
2	Adoption of amended and restated 2009 incentive award plan.	For	Issuer	For	With
3	Advisory vote on executive compensation ("say-on-pay").	For	Issuer	For	With
4	Advisory vote on determining the frequency of say-on-pay ("frequency vote").	Split	Issuer	N/A	With/Against
5	Ratification of selection of independent registered public accounting firm.	For	Issuer	For	With

SAVIENT PHARMACEUTICALS, INC.

Ticker Symbol:SVNT	Cusip Number:80517Q100
Record Date: 4/5/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Ginger Constantine, M.D., 02-Alan L. Heller, 03-Stephen O. Jaeger, 04-John H. Johnson, 05-Lee S. Simon, M.D., 06-Virgil Thompson	For	Issuer	For	With
2	The approval of the compensation of the named executive officers.	For	Issuer	For	With
3	The approval of the frequency of a shareholder vote to approve the compensation of the named executive officers.	For	Issuer	For	With
4	The approval of the 2011 Incentive Plan.	For	Issuer	For	With
5	Ratification of the appointment of McGladrey & Pullen, LLP as independent auditors for the 2011 fiscal year.	For	Issuer	For	With

SEAGATE TECHNOLOGY PLC

Ticker Symbol:STX	Cusip Number:G7945M107
Record Date: 12/7/2010	Meeting Date: 1/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Re-election of Director: Stephen J. Luczo	For	Issuer	For	With
1B	Re-election of Director: Frank J. Biondi, Jr.	For	Issuer	For	With
1C	Re-election of Director: Lydia M. Marshall	For	Issuer	For	With
1D	Re-election of Director: Chong Sup Park	For	Issuer	For	With
1E	Re-election of Director: Albert A. Pimentel	For	Issuer	For	With
1F	Re-election of Director: Gregorio Reyes	For	Issuer	For	With
1G	Re-election of Director: John W. Thompson	For	Issuer	For	With
1H	Re-election of Director: Edward J. Zander	For	Issuer	For	With
2	To receive and consider Irish statutory accounts for the fiscal year ended July 2, 2010, and reports of directors and auditors.	For	Issuer	For	With
3	Authorization to hold the 2011 annual general meeting of shareholders of the Company at a location outside of Ireland.	For	Issuer	For	With
4	Authorization of the Company and/or any of its subsidiaries to make open-market purchases of Seagate ordinary shares.	For	Issuer	For	With
5	Determination of the price range at which the Company can re-issue treasury shares off-market.	For	Issuer	For	With
6	To appoint Ernst & Young as the independent auditors of the Company and to authorize the Audit Committee of the Board of Directors to set the auditors' remuneration.	For	Issuer	For	With

SINOVAC BIOTECH LTD.

Ticker Symbol:SVA	Cusip Number:P8696W104
Record Date: 5/26/2010	Meeting Date: 7/15/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-election of Weidong Yin, Xianping Wang, Yuk Lam Lo, Simon Anderson, and Chup Hung Mok as the Company's directors.	Against	Issuer	For	Against
2	Approval of the audited consolidated financial statements for the financial year ended December 31, 2009 together with the report of independent registered public accounting firm thereon and the notes thereto.	Against	Issuer	For	Against
3	Appointment of Ernst & Young LLP as the independent auditor of the Company for the fiscal year ending December 31, 2010 and authorization to the Directors of the Company to fix such independent auditor's remuneration	Against	Issuer	For	Against
4	Amendments to definitions and Section 7.8 of the Company's By-laws	Against	Issuer	For	Against
5	Amendment to Section 7.5 of the Coompany's By-laws	Against	Issuer	For	Against
6	Amendment to Section 13 of the Company's By-laws	Against	Issuer	For	Against

SMART MODULAR TECHNOLOGIES (WWH), I

Ticker Symbol:SMOD	Cusip Number:G82245104
Record Date: 11/26/2010	Meeting Date: 1/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Iain MacKenzie, 02-Ajay Shah, 03-Kimberly E. Alexy, 04-Dennis McKenna, 05-H.W. (Webb) McKinney, 06-Mukesh Patel, 07-C. Thomas Weatherford	For	Issuer	For	With
2	Proposal to ratify the appointment of KPMG LLP as the independent registered public accounting firm of the Company for the fiscal year ending August 26, 2011.	For	Issuer	For	With

SOLARFUN POWER HOLDINGS CO. LTD.

Ticker Symbol:SOLF	Cusip Number:83415U108
Record Date: 11/24/2010	Meeting Date: 12/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O1	Appointment of Thomas J. Toy, as a director to continue to hold office for a three-year term beginning on the date of this AGM or until his successor is elected and qualified.	For	Issuer	For	With
O2	Appointment of Ernst Butler, as a director to continue to hold office for a three-year term.	For	Issuer	For	With
O3	Appointment of Yinzhang Gu, as a director to continue to hold office for a three-year term beginning on the date of the AGM or until his successor is elected and qualified.	For	Issuer	For	With
O4	Appointment of Ki-Joon Hong, as a director to hold office for a three-year term.	For	Issuer	For	With
O5	Appointment of Dong Kwan Kim, as a director to hold office for a three-year term beginning on the date of this AGM or until his successor is elected and qualified.	For	Issuer	For	With
O6	Appointment of Wook Jin Yoon, as a director to hold office for a three-year term.	For	Issuer	For	With
O7	The issuance and sale by the Company at par value of 14,407,330 ordinary shares, with a par value of US$0.0001 each, to Hanwha Solar Holdings Co., LTD. be approved.	For	Issuer	For	With
O8	Appointment of Ernst & Young Hua Ming as independent auditor of the Company for the year ending December 31, 2010 be approved.	For	Issuer	For	With
S9	The name of the Company be changed from ""SolarFun Power Holdings Co., LTD."" to ""Hanwha SolarOne Co., LTD.""	For	Issuer	For	With

SOLARFUN POWER HOLDINGS CO. LTD.

Ticker Symbol:SOLF	Cusip Number:83415U108
Record Date: 1/13/2011	Meeting Date: 2/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	As an ordinary resolution that the authorized share capital of the Company be increased from US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each to US$100,000 divided into 1,000,000,000 ordinary shares of a par value of US$0.0001 each by the creation of an additional 500,000,000 ordinary shares with a par value of US$0.0001 each to rank pari passu in all respects with the existing ordinary shares.	For	Issuer	For	With
2	As an ordinary resolution that Ernst & Young Hua Ming be appointed as independent auditor of the Company for the year ending December 31, 2011 subject to the finalization of the terms of the engagement by the management.	For	Issuer	For	With
3	As a special resolution that the Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended as follows: 3a. references to ""Solarfun Power Holdings co., Ltd."" as the name of the company shall be replaced by references to ""Hanwha SolarOne Co., Ltd."" wherever they appear in the Memorandum and Articles of Association; 3b. references to ""Companies Law (2004 Revision)"" shall be replaced by references to ""Companies Law (2010 Revision)"" wherever they appear in the Memorandum and Articles of Association; 3c. Clause 1 of the Memorandum of Association is amended to ""The name of the Company is Hanwha SolarOne Co., Ltd""; 3d. Clause 2 of the Memorandum of Association is amended to ""The Registered Office of the Company shall be at the offices of Maples Corporate Services Limited, P.O. Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands, or at such other place as the Directors may from time to time decide.""; 3e. Clause 5 of the Memorandum of Association is amended to ""The authorised share capital of the Company is US$100,000 divided into 1,000,000,000 ordinary shares of a nominal or par value of US$0.0001 each. The Company has the power to redeem or purchase any of its shares and to increase or reduce the said capital subject to the provisions of the Companies Law (2010 Revision) and the Articles of Association and to issue any part of its capital, whether original, redeemed or increased with or without any preference, priority or special privilege or subject to any postponement of rights or to any conditions or restrictions and so that unless the conditions of issue shall otherwise expressly declare every issue of shares whether declared to be preference or otherwise shall be subject to the powers hereinbefore contained.""; 3f. the definition of ""Company"" in Article 1 of the Articles of Association is amended to ""Hanwha SolarOne Co., Ltd.""; and 3g. Article 3 of the Articles of Association is amended to ""The authorised share capital of the Company is US$100,000 divided into 1,000,000,000 ordinary shares of a nominal or par value of US$0.0001 each (""ORDINARY SHARES"").""	For	Issuer	For	With
4	In order to facilitate the Company's financing options for its growth and expansion, as a special resolution that Article 4 of the Articles of Association is deleted in its entirety and replaced by the following: ""Subject to applicable law, rules, regulations, the Nasdaq Rules and the relevant provisions, if any, in the Memorandum and these Articles and to any direction that may be given by the Company in a general meeting and without prejudice to any special rights previously conferred on the holders of existing Shares, the Directors may allot, issue, grant options, rights or warrants over or otherwise dispose of Shares of the Company (including fractions of a Share) with or without preferred, deferred, qualified or other special rights or restrictions, whether with regard to dividend, voting, return of capital or otherwise and to such persons, at such times and on such other terms as they think proper. The Company shall not issue Shares in bearer form.""	Abstained	Issuer	For	N/A

STILLWATER MINING COMPANY

Ticker Symbol:SWC	Cusip Number:86074Q102
Record Date: 3/21/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Craig L. Fuller, 02-Patrick M. James, 03-Steven S. Lucas, 04-Francis R. McAllister, 05-Michael S. Parrett, 06-Sheryl K. Pressler, 07-Michael Schiavone	For	Issuer	For	With
2	Proposal to ratify the appointment of KPMG LLP as the Company's independent registered accounting firm for 2011.	For	Issuer	For	With
3	Say on Pay - An advisory vote on the approval of executive compensation.	For	Issuer	For	With
4	Say When on Pay - An advisory vote on the approval of the frequency of stockholder votes on executive compensation.	For	Issuer	For	With
5	Proposal to approve changes to the Certificate of Incorporation.	For	Issuer	For	With

SUNPOWER CORP.

Ticker Symbol:SPWRA	Cusip Number:867652109
Record Date: 3/9/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Thomas R. McDaniel, 02-Thomas H. Werner	For	Issuer	For	With
2	The proposal to approve, in an advisory vote, our named executive officer compensation.	For	Issuer	For	With
3	The proposal to approve, in an advisory vote, whether a stockholder advisory vote on our named executive officer compensation should be held every (A) Year, (B) Two Years, or (C) Three Years.	For	Issuer	For	With

TELLABS, INC.

Ticker Symbol:TLAB	Cusip Number:879664100
Record Date: 3/7/2011	Meeting Date: 5/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Frank Ianna	For	Issuer	For	With
1B	Election of Director: Stephanie Pace Marshall, Ph.D.	For	Issuer	For	With
1C	Election of Director: William F. Souders	For	Issuer	For	With
2	To approve, an advisory resolution regarding executive compensation.	For	Issuer	For	With
3	To recommend, the frequency of the advisory resolution regarding executive compensation.	For	Issuer	For	With
4	To ratify the appointment of Ernst & Young LLP as the Company's independent registered auditors for 2011.	For	Issuer	For	With

TIVO INC.

Ticker Symbol:TIVO	Cusip Number:888706108
Record Date: 6/8/2010	Meeting Date: 8/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Jeffrey T. Hinson, 02-William Cella	For	Issuer	For	With
2	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending January 31, 2011.	For	Issuer	For	With
3	To approve an amendment to the amended & restated 2008 Equity Incentive Award Plan to reserve an additional 5,000,000 shares of our common stock for issuance.	For	Issuer	For	With

VERIGY LTD.

Ticker Symbol:VRGY	Cusip Number:Y93691106
Record Date: 5/16/2011	Meeting Date: 6/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A proposal to approve the scheme of arrangement, by and among Verigy Ltd., the scheme shareholders, and Advantest Corporation, pursuant to which Advantest Corporation will acquire all of the outstanding ordinary shares of Verigy Ltd. for $15.00 per share in cash.	For	Issuer	For	With
2	A proposal to adjourn or postpone the court meeting to a later date or time, if necessary or appropriate, to solicit additional proxies in the event there are insufficient votes at the time of the court meeting to approve the scheme of arrangement.	For	Issuer	For	With

VIVUS, INC

Ticker Symbol:VVUS	Cusip Number:928551100
Record Date: 4/25/2011	Meeting Date: 6/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Leland F. Wilson, 02-Peter Y. Tam, 03-Mark B. Logan, 04-Charles J. Casamento, 05-Linda M.D. Shortliffe MD	For	Issuer	For	With
2	To approve, on an advisory basis, the Company's executive compensation.	For	Issuer	For	With
3	To recommend, on an advisory basis, the frequency of future advisory votes on the Company's executive compensation.	For	Issuer	For	With/Against
4	Ratification of the appointment of Odenberg, Ullakko, Muranishi & Co. LLP as the independent registered public accounting firm of Vivus, Inc. for the fiscal year ending December 31, 2011.	For	Issuer	For	With
5	Approve amendments to the 1994 Employee Stock Purchase Plan to increase the number of shares reserved for issuance by 600,000 shares to a new total of 2,000,000 shares; to remove the Plan's 20-year term; and to include certain changes consistent with Treasury regulations relating to employee stock purchase plans, all as more fully described in the proxy statement.	For	Issuer	For	With

WHOLE FOODS MARKET, INC.

Ticker Symbol:WFMI	Cusip Number:966837106
Record Date: 1/3/2011	Meeting Date: 2/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Dr. John Elstrott, 02-Gabrielle Greene, 03-Shahid (Hass) Hassan, 04-Stephanie Kugelman, 05-John Mackey, 06-Walter Robb, 07-Jonathan Seiffer, 08-Morris (Mo) Siegel, 09-Jonathan Sokoloff, 10-Dr. Ralph Sorenson, 11-W. (Kip) Tindell, III	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young, LLP as independent auditor for the Company for fiscal year 2011.	For	Issuer	For	With
3	Ratification of the compensation package granted to our named executive officers.	For	Issuer	For	With
4	Advisory vote on the frequency of shareholder votes on executive compensation.	Split	Issuer	N/A	Against
5	Shareholder proposal to amend the Company's bylaws to permit removal of Directors with or without cause.	For	Stockholder	Against	Against
6	Shareholder proposal to require the Company to have, whenever possible, an independent Chairman of the Board of Directors who has not previously served as an executive officer of the Company.	For	Stockholder	Against	Against

ZALICUS, INC.

Ticker Symbol:ZLCS	Cusip Number:98887C105
Record Date: 4/7/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Todd Foley, 02-W. James O'Shea	For	Issuer	For	With
2	To ratify the appointment by the Audit Committee of the Board of Directors of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	Say On Pay - An advisory vote on the approval of executive compensation.	For	Issuer	For	With

ZHONE TECHNOLOGIES, INC.

Ticker Symbol:ZHNE	Cusip Number:98950P884
Record Date: 3/14/2011	Meeting Date: 5/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Robert Dahl, 02-Nancy Pierce	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as Zhone's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	Advisory vote on the compensation of our named executives.	For	Issuer	For	With
4	Advisory vote on the frequency of a stockholder vote on the compensation of our named executives.	Split	Issuer	N/A	With/Against
5	Approval of the amendment and restatement of the Zhone Technologies, Inc. 2002 Employee Stock Purchase Plan.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 22, 2010

*Print the name and title of each signing officer under his or her signature.